Long-Term Investments, Net - Schedule of Long-Term Investments, Net (Details) - USD ($) $ in Thousands		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Long-Term Investments, Net [Line Items]
Long-term investments, net		$ 494	$ 368
Investment A [Member]
Schedule of Long-Term Investments, Net [Line Items]
Ownership interest		2.47%
Long-term investments, net
Investment B [Member]
Schedule of Long-Term Investments, Net [Line Items]
Ownership interest		8.13%
Long-term investments, net		$ 368	368
Investment C [Member]
Schedule of Long-Term Investments, Net [Line Items]
Ownership interest		4.90%
Long-term investments, net	[1]
Investment D [Member]
Schedule of Long-Term Investments, Net [Line Items]
Ownership interest		19.00%
Long-term investments, net		$ 126

[1]	Less than $1,000